United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 03/31/2005

Check here if Amendment {    }; Amendment Number: _________
 This Amendment (Check only one.):   [    ] is a restatement
                                    [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500
         Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     May 12, 2005

Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 64
Form 13F Information Table Entry Total: 195,591
                                        (Thousands)


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      Form 13F Information Table
                                                                                                                      VOTING
                                        TITLE OF                       VALUE     SHARES/  SH/ PT/  INVSTMT   OTHER   AUTHORITY
          NAME OF ISSUER                  CLASS            CUSIP      (x$1000)   PRN AMT  PR  CALL DSCRETN    MNGS      NONE
A F L A C Inc.                             com          001055 10 2      4,311    115,703 sh         sole     none       x
Abbott Laboratories                        com          002824 10 0        465      9,970 sh         sole     none       x
Alberto Culver                             com          013068 10 1      2,946     61,562 sh         sole     none       x
American Intl Group                        com          026874 10 7      1,586     28,627 sh         sole     none       x
American Italian Pasta Co                 cl a          027070 10 1        974     35,545 sh         sole     none       x
Anheuser Busch Co. Inc.                    com          035229 10 3      4,128     87,105 sh         sole     none       x
Aqua America                               com          03836w 10 3        900     36,933 sh         sole     none       x
Artesian Resources Corp.                  cl a          043113 20 8        908     34,831 sh         sole     none       x
Automatic Data Processing                  com          053015 10 3      6,053    134,660 sh         sole     none       x
BP plc                                sponsored ADR     055622 10 4      1,567     25,113 sh         sole     none       x
Belden CDT                                 com          077454 10 6        336     15,120 sh         sole     none       x
BellSouth Corp.                            com          079860 10 2        219      8,346 sh         sole     none       x
Berkshire Hathaway Class B                cl b          084670 20 7        837        293 sh         sole     none       x
Black & Decker Corp                        com          091797 10 0      5,990     75,838 sh         sole     none       x
Boeing Co.                                 com          097023 10 5      6,048    103,456 sh         sole     none       x
Bristol Myers Squibb Co.                   com          110122 10 8      1,172     46,038 sh         sole     none       x
Campbell Soup                              com          134429 10 9        424     14,595 sh         sole     none       x
Colgate Palmolive                          com          194162 10 3      4,410     84,539 sh         sole     none       x
Cooper Cos Inc.                           cl a          216648 40 2      6,655     93,050 sh         sole     none       x
D.R. Horton Inc.                           com          23331A 10 9      4,545    155,447 sh         sole     none       x
Dean Foods Company                         com          242370 10 4      3,579    104,341 sh         sole     none       x
Diebold Inc.                               com          253651 10 3        772     14,080 sh         sole     none       x
DuPont                                     com          263534 10 9      5,146    100,429 sh         sole     none       x
Enerplus Resources Fund               Unit TR G New     29274D 60 4      3,854    106,282 sh         sole     none       x
Exxon Mobil Corp.                          com          30231G 10 2      8,367    140,380 sh         sole     none       x
FedEx Corporation                          com          31428X 10 6      6,514     69,340 sh         sole     none       x
First American Corp                        com          318522 30 7      4,504    136,744 sh         sole     none       x
Fortune Brands Inc.                        com          349631 10 1      3,572     44,298 sh         sole     none       x
General Electric Co.                       com          369604 10 3      7,591    210,499 sh         sole     none       x
General Growth Pptys                       com          370021 10 7      6,049    177,396 sh         sole     none       x
Gillette Co.                               com          375766 10 2      1,414     28,018 sh         sole     none       x
GlaxoSmithKline ADR                   sponsored ADR     37733W 10 5      4,451     96,921 sh         sole     none       x
Green Mountain Power Corp.                 com          393154 10 9      2,170     74,050 sh         sole     none       x
H&R Block                                  com          093671 10 5      1,180     23,330
Heinz (H.J.)                               com          423074 10 3      4,496    122,045 sh         sole     none       x
Hershey Foods                              com          427866 10 8        681     11,268 sh         sole     none       x
Home Depot, Inc.                           com          437076 10 2      3,895    101,868 sh         sole     none       x
Intel Corporation                          com          458140 10 0        384     16,510 sh         sole     none       x
International Business Machine             com          459200 10 1      5,583     61,095 sh         sole     none       x
J P Morgan Chase & Co.                     com          46625h 10 0      3,307     95,590 sh         sole     none       x
Johnson & Johnson, Inc.                    com          478160 10 4      6,496     96,720 sh         sole     none       x
Keyspan Energy                             com          49337w 10 0        965     24,771 sh         sole     none       x
Mc Donalds Corp.                           com          580135 10 1      2,326     74,680 sh         sole     none       x
Medtronics                                 com          585055 10 6      3,107     60,988 sh         sole     none       x
Merck & Co.                                com          589331 10 7      2,071     63,964 sh         sole     none       x
Microsoft                                  com          594918 10 4      3,058    126,525 sh         sole     none       x
NiSource Inc.                              com          65473P 10 5        487     21,365 sh         sole     none       x
Pepsico                                    com          713448 10 8      3,774     71,174 sh         sole     none       x
Pfizer                                     com          717081 10 3      3,259    124,046 sh         sole     none       x
Pitney-Bowes                               com          724479 10 0        311      6,903 sh         sole     none       x
Proctor & Gamble                           com          742718 10 9      1,531     28,884 sh         sole     none       x
Rayovac                                    com          755081 90 6      1,046     25,140
RPM Inc.                                   com          749685 10 3      4,169    228,066 sh         sole     none       x
Royal Dutch Petroleum                 ny reg EUR.56     780257 80 4        612     10,200 sh         sole     none       x
South Jersey Industries                    com          838518 10 8      4,072     72,200 sh         sole     none       x
Southern Company                           com          842587 10 7      2,627     82,520 sh         sole     none       x
iShares Treasury Bonds                     com          464287 45 7        497      6,141 sh         sole     none       x
UGI Corp                                   com          902681 10 5      2,440     53,716 sh         sole     none       x
United Mobile Homes Inc.                   com          911024 10 7      1,423     88,715 sh         sole     none       x
Valley National Bancorp                    com          919794 10 7      2,447     94,920 sh         sole     none       x
Verizon Communications                     com          92343V 10 4      4,519    127,309 sh         sole     none       x
Viacom Inc. - Class B                     cl b          925524 30 8      4,928    141,478 sh         sole     none       x
Washington Mutual Inc.                     com          939322 10 3      3,896     98,627 sh         sole     none       x
Washington Real Estate Intvest         sh ben int       939653 10 1      3,547    123,365 sh         sole     none       x
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